Inventory (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Inventory Abstract
Schedule of inventories

	2023	2022
Finished products	97,396	142,935
Semi-finished products	90,220	163,805
Raw materials	69,439	68,497
Auxiliary materials and consumables	121,126	115,562
Inventory provisions	(38,510)	(95,602)
Total	339,671	395,197

Schedule of changes in the provision for obsolescence

	2023	2022
Balance at the beginning of the year	(95,602)	(29,749)
Additions	(28,428)	(69,761)
Reversals	89,200	4,634
Exchange variation (losses)	(3,680)	(726)
Balance at the end of the year	(38,510)	(95,602)